Investments - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ (141)	$ 171	$ 293
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	(81)	117	55
Dividend income	(7)	(9)	(17)
(Gain) loss from investment	$ (88)	$ 108	$ 38